Events After the Reporting Period - Additional Information (Details)			6 Months Ended	12 Months Ended
	Aug. 26, 2022 shares $ / shares	Jul. 26, 2022 shares $ / shares	Jun. 30, 2022 shares $ / shares	Dec. 31, 2021 shares
Disclosure of non-adjusting events after reporting period [line items]
Share options granted | shares			2,833,547	2,403,660
weighted average exercise price | $ / shares			$ 3.57
Ordinary Share Options | 2021 Stock Incentive Plan
Disclosure of non-adjusting events after reporting period [line items]
Share options granted | shares	12,000	22,000
weighted average exercise price | $ / shares	$ 1.43	$ 0.84